Supplement dated July 31, 2025, to the Prospectus dated May 1, 2025, for

Protective Dimensions V Variable Annuity contracts

Issued by Protective Life Insurance Company

Protective Variable Annuity Separate Account

Supplement dated July 31, 2025, to the Prospectus dated April 29, 2025, for

Schwab Genesis Variable AnnuityTM and Schwab Genesis Advisory Variable AnnuityTM contracts

Issued by Protective Life Insurance Company

PLICO Variable Annuity Account S

This Supplement amends certain information in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

The “SecurePay NH: Increased AWA Because of Confinement in Nursing Home” section is amended as follows:

The SecurePay NH (Nursing Home Enhancement) is available in Connecticut and South Dakota. Any reference to these states regarding availability is deleted.

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If you have any questions regarding this supplement, please work with your financial professional or contact us toll free at 1-800-456-6330.